Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Legal fees related to prosecution of patent costs			$ 527,761	$ 446,035
Impairment Of Intangible Assets Finitelived	185,161	0	64,210	321,137	1,588,087	1,973,434	2,158,595
Amortization of Intangible Assets	74,270	62,925	291,046	255,637	140,476	1,212,542
Issued patents and agricultural patent applications pending amortization period	17 years		17 years
Payments To Acquire Intangible Assets	$ 142,943	$ 145,717	$ 527,761	$ 446,035	$ 684,399	$ 6,752,473	$ 6,895,416